CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 101,053	$ 63,092	$ 122,815
Fair value adjustments to hedging financial instruments	23,167	(8,996)	(351)
Fair value adjustments to hedging financial instruments in associated companies	(481)	(913)	(5)
Reclassification into net income of previous fair value adjustments to hedging financial instruments	173	5,196	(4,504)
Fair value adjustments to available for sale securities	(1,206)	(346)	(8,355)
Fair value adjustments to other financial instruments in associated companies	(28)	0	0
Other comprehensive (loss)/income	(44)	3	(179)
Other comprehensive income/(loss), net of tax	21,581	(5,056)	(13,394)
Comprehensive income	$ 122,634	$ 58,036	$ 109,421